Summary of significant accounting policies (Details)	1 Months Ended							3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended			63 Months Ended
	Oct. 31, 2013 USD ($)	Sep. 30, 2013 shares	Aug. 31, 2013 shares	Jul. 31, 2013 shares	Jun. 30, 2013 shares	Apr. 30, 2013 USD ($)	Oct. 19, 2011 $ / shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2012 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2009 $ / shares
Accounting Policies [Abstract]
Reverse stock split ratio							10
Common stock, par value per share | $ / shares							$ 0.001	$ 0.0001		$ 0.0001			$ 0.0001			$ 0.0001	$ 0.001
Net (Loss)/Income | $								$ (51,293)	$ (420,276)	$ (91,849)	$ (492,524)	$ (336)				$ (944,896)
Basic weighted average shares | shares								18,725,000	18,725,000	18,725,000	18,725,000
Effect of dilutive securities | shares
Diluted weighted average shares | shares								18,725,000	18,725,000	18,725,000	18,725,000
Basic earnings per share: | $ / shares								$ (0.27)	$ (2.44)	$ (0.49)	$ (2.63)
Diluted earnings per share: | $ / shares								(0.27)	$ (2.44)	(0.49)	$ (2.63)
Stock issued for services, shares | shares		850,000	850,000	850,000	1,700,000										4,250,000
Stock issued for services | $															$ 85,000
Shares Issued, Price Per Share | $ / shares								$ 0.005		$ 0.005						$ 0.005	$ 0.30
Officers compensation | $	$ 10,000					$ 4,250									$ 21,250
Foreign currency translation ratio								7.80		7.80						7.80